BORROWINGS	12 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Borrowings Disclosure [Text Block]
1 3 .	BORROWINGS

Borrowings consisted of the following:

	September 30,
	2016	2017
	RMB	RMB
Borrowing from China Construction Bank under Beijing Origin, due on December 24, 2016 with annual interest rate of 4.57%, secured by the Beijing’s property and land use right, fully repaid on December 30, 2016	60,000	-
Borrowing from China Minsheng Bank under Beijing Origin, due on June 23, 2017 with annual interest rate of 5.00%, guaranteed by the Company’s chairman and fully repaid on June 29, 2017	10,000	-
Borrowing from Bank of Beijing under Beijing Origin, due on April 18, 2017 with annual interest rate of 5.22%, guaranteed by the Company’s chairman, fully repaid on March 29, 2017	20,000	-
Borrowing from Bank of Communications under Zhengzhou Branch, originally due on May 18, 2017 and extended to November 18, 2017 with annual interest rate of 5.87% and 6.41% at September 30, 2016 and 2017, respectively, secured by Zhengzhou Branch’s plant and equipment and is guaranteed by the Chairman of the Company, fully repaid on January 8, 2018	15,000	15,000
Short-term borrowings	105,000	15,000

Line of credit up to RMB41,000,000 from Agricultural Bank of China under Xinjiang Origi, due on December 25, 2016 with annual interest rate ranging from 5.23% to 7.04%, guaranteed by Beijing Origin and Xinjiang AiBiHu Agricultural Industrial Commercial Enterprise (third-party) , fully repaid on December 23, 2016	3,000	-
Borrowing from Bank of China under Xinjiang Origin, due on October 8, 2016 with annual interest rate of 4.99%, secured by Xinjiang’s property and land use right, fully repaid on December 20, 2016	4,023	-
Borrowing from China Merchants Bank under Origin Agritech Limited, due on December 29, 2016 with annual interest rate of 2.38%, secured by fixed deposit of RMB21,181 and Standby Letter of Credit, fully repaid on December 31, 2016	20,034	-
Borrowing from Shanghai Pudong Development Bank under Beijing Origin, due on December 8, 2017 with annual interest rate of 6.18%, guaranteed by the Company’s chairman, fully paid on December 27, 2017	20,000	20,000
Borrowing from Beijing Agriculture Finance Leasing, LLC. under Beijing Origin, payable on installment, due on December 29, 2020 with effective annual interest rate of 10.35%, secured by Beijing’s properties and land use right	-	72,273
Long-term borrowings	47,057	92,273

Current portion of long-term borrowings	27,057	35,504

Non-current portion of long-term borrowings	20,000	56,769

Interest expense related to borrowings amounted to RMB10,568, RMB7,607 and RMB8,760 for the years ended September 30, 2015, 2016 and 2017, respectively.